LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
(Loss) per share - Basic and Diluted*
SCHEDULE OF COMPONENTS OF BASIC AND DILUTED EARNINGS PER SHARE

Components of basic and diluted loss per share were as follows for the year ended December 31, 2025, 2024, and 2023:

	2025	2024*	2023*
Net loss attributable to the Company	$(10,061,723)	$(1,819,387)	$(697,941)
Weighted average outstanding ordinary shares-Basic	1,277,310	239,335	90,319
-dilutive effect of stock options- employees	-	-	-
-dilutive effect of stock options- nonemployees	-	-	-
Weighted average outstanding ordinary shares- Diluted	1,277,310	239,335	90,319
Loss per share:
Basic	$(7.88)	$(7.60)	$(7.73)
Diluted	$(7.88)	$(7.60)	$(7.73)

CONTINUING OPERATIONS
Net loss attributable to the Company	$(10,061,723)	$(1,819,387)	$(232,150)
Weighted average outstanding ordinary shares-Basic	1,277,310	239,335	90,319
-dilutive effect of stock options- employees	-	-	-
-dilutive effect of stock options- nonemployees	-	-	-
Weighted average outstanding ordinary shares- Diluted	1,277,310	239,335	90,319
Loss per share:
Basic	$(7.88)	$(7.60)	$(2.57)
Diluted	$(7.88)	$(7.60)	$(2.57)

DISCONTINUED OPERATIONS
Net loss attributable to the Company	$-	$-	$(465,791)
Weighted average outstanding ordinary shares-Basic	1,277,310	239,335	90,319
-dilutive effect of stock options- employees	-	-	-
-dilutive effect of stock options- nonemployees	-	-	-
Weighted average outstanding ordinary shares-Diluted	1,277,310	239,335	90,319
Loss per share:
Basic	$-	$-	$(5.16)
Diluted	$-	$-	$(5.16)